Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Expenses related to Related Party which were Settled in Cash
The following is the summary of expenses related to the Paragon Agreement recognized within research and development expenses, which were ultimately settled in cash (in millions):

	December 31,
	2023	2022	2021
Reimbursable costs under the Paragon Agreement	$37.1	$—	$—

Related Party Accounts Payable
The following is the summary of Related party accounts payable and other current liabilities (in millions):

	December 31, 2023	December 31, 2022
Reimbursable costs under the Paragon Agreement	$16.6	$—

Related party accounts payable and other current liabilities	$16.6	$—